Interest in joint venture (Tables)	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of June 30, 2022 and 2021, respectively.

(in KUSD)
Interest in joint venture
January 1, 2022	41,236
Share of results in joint venture	(4,419)
June 30, 2022	36,817

January 1, 2021	47,908
Share of results in joint venture	(1,696)
June 30, 2021	46,212

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	June 30, 2022	December 31, 2021
Cash and cash equivalents	28,450	39,318
Prepaid and other current assets	372	15
Intangible assets	48,039	48,040
Total liabilities	2,208	2,828
Net assets	74,653	84,545

Summarized Statement of Comprehensive Loss	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Operating expenses	4,576	2,493	9,367	3,655
Net loss	3,914	2,387	8,663	3,461